Condensed Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net margin for the period	$ 132,000	$ (4,483,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	18,000	59,000
Depreciation of property and equipment	$ 83,000	88,000
Loss from disposal of fixed assets		$ 1,000
Amortization of capitalized software development costs	$ 2,000
Stock compensation expense	186,000	$ 518,000
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(4,271,000)	1,607,000
Decrease (increase) in other current assets	(96,000)	(268,000)
Decrease (Increase) in inventories	122,000	(709,000)
Increase (decrease) in trade payables	$ 859,000	(639,000)
Interest on principal shareholder convertible loan		24,000
Decrease in other payables and accrued expenses	$ (39,000)	(156,000)
Net cash used for operating activities	(3,004,000)	(3,958,000)
Investing activities:
Purchase of property and equipment	(128,000)	$ (106,000)
Capitalization of R&D expenses	(195,000)
Net cash used for investing activities	(323,000)	$ (106,000)
Financing activities:
Proceeds from issuance of Warrants, net	955,000
Proceeds from principle shareholder loan (Note 9)	2,000,000
Net cash provided by financing activities	2,955,000
Net decrease in cash and cash equivalents	(372,000)	$ (4,064,000)
Cash and cash equivalents at the beginning of the period	1,604,000	5,194,000
Cash and cash equivalents at the end of the period	1,232,000	1,130,000
Non - cash investing activities
Purchase of property and equipment	$ 5,000	$ 2,000